LETTER TO THE SHAREHOLDERS OF THE PIERPONT INTERNATIONAL EQUITY FUND

December 15, 1995

Dear Shareholder:


International equity markets had a decidedly lackluster year, returning -0.37% for the 12 months ended October 31, 1995, as measured by the Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index. This performance is in sharp contrast to the U.S. market, which returned 26.4% for the same period. While international markets produced a flat return, this masks the volatility that occurred during the period. In this difficult environment, The Pierpont International Equity Fund returned -2.71%.

WHAT HAPPENED IN THE MARKETS

Much of the underperformance in international markets came from Japan, which is the largest country represented in the MSCI EAFE Index. Japan experienced considerable volatility during the period, dropping significantly early in 1995 and later recovering some of its losses. Hopes of a stable recovery were dashed in January by the Kobe earthquake, with market confidence additionally shaken by the government's delay in delivering a reconstruction package. The market was further undermined by the yen's sharp increase early in 1995, which hurt Japanese exports and restrained the country's economic growth. However, a turnaround in the yen's fortune came when the U.S. Federal Reserve lowered interest rates in July. The Japanese government followed suit and lowered its rates and then purchased U.S. dollars to support the currency. In combination, these actions led to a sharp rise in the U.S. dollar's value against the yen, which helped prompt upward revisions of Japanese corporate earnings estimates for 1996.

Market results were mixed elsewhere in the Pacific Basin and were largely determined by concerns over the pace of each country's economic development, the condition of real estate markets, as well as domestic political issues. For example, Singapore declined as its exports were compromised by a strengthening currency, with its domestic consumption dampened by rising interest rates.

In Europe, the relative strength of the deutsche mark early in the period dampened German exports. This, coupled with a slowdown in economic growth, led to interest rate cuts by the Bundesbank and the central banks of other European countries, including Switzerland, Belgium, and the Netherlands. In addition, the

--------------------------------------------------------------------------------
  TABLE OF CONTENTS

  LETTER TO THE SHAREHOLDERS.............1   SPECIAL FUND-BASED SERVICES.......7

  FUND FACTS AND HIGHLIGHTS..............5   FINANCIAL STATEMENTS..............9

  FUND PERFORMANCE.......................6
--------------------------------------------------------------------------------
rise of the U.S. dollar helped to increase foreign demand for European goods. As a result most major markets had positive returns for the period.

DOES INTERNATIONAL INVESTING STILL MAKE SENSE?

We believe the answer is "yes." The case can be stated simply: over the long term, the equity markets of the major industrialized nations can be expected to have similar returns, but at different times. Therefore, by diversifying broadly to minimize risk and using active management in an effort to take advantage of the inevitable misvaluations that arise in and among markets, investors can expect attractive returns over the long term.

AVERAGE ANNUAL TOTAL RETURNS OF U.S. VERSUS INTERNATIONAL MARKETS
(AS OF OCTOBER 31, 1995)
------------------------------------------------------------------------------
                        1-YEAR    2-YEARS   3-YEARS   5-YEARS   10-YEARS
S&P 500                  26.4%     14.6%     14.7%     17.3%     15.5%
MSCI EAFE Index          -0.4       4.7      14.7       7.0      13.8


As the accompanying table shows, foreign investing has no doubt been frustrating for the past two years, as U.S. stocks outperformed their international counterparts (even though over a 10-year period, the MSCI EAFE Index produced better returns). Contributing to these markets' recent relative underperformance is the fact that, within EAFE, certain key markets, most notably Japan, and more recently France, have experienced waves of negative sentiment (in the case of Japan, lasting for several years), which test even the most patient investor.

For many investors, such relative underperformance will undoubtedly raise the question, "Why should I continue to participate in international markets?" Some investors may conclude that this may be a good time to enter international markets simply because they have undergone a decline and have the potential for a significant turnaround. We, on the other hand, would not endorse this view solely on the basis that international stocks underperformed. Based on our global perspective, our analysis indicates that U.S. stocks are somewhat overvalued, while international stocks are at more attractive price levels. We would consequently recommend that investors maintain their international exposure as part of a fully diversified portfolio that is designed to dampen overall investment risk and capture value throughout the world's capital markets.

WHAT MAY I REASONABLY EXPECT FROM INTERNATIONAL MARKETS?

Our view of international markets may be summarized as follows:

- The very fact of recent U.S. outperformance versus international markets should encourage investors worldwide to maintain their international allocations. As mentioned previously, we believe the long-term performance of the international markets and the U.S. markets should be very similar for fundamental reasons. Therefore, one would expect that periods of international underperformance (versus the U.S.) will eventually be followed by periods of international outperformance.

- Looking at specific countries, our analysis and research point to some attractively valued markets. Japan has experienced positive returns of late -- up 21.6% from the end of June to October 31, 1995. We believe corporate earnings will continue to improve, and that the yen will continue to fall relative to the dollar, improving exports. The extreme negative sentiment that Japan has experienced for several years may, as a result, be beginning to dissipate.

     France appears to us to be Europe's most reasonably valued equity market. The political situation in France is quite unsettled, with severe labor difficulties and consequent fiscal and economic uncertainty. As a result, the market may experience short-term fluctuations. In any event, we intend to be guided by our view of long-term value, and we believe that France could produce very attractive returns for Fund shareholders.

WHAT ARE THE OTHER TOOLS FOR ADDING VALUE?

Besides trying to add value by modestly overweighting those countries (like Japan and France), which appear undervalued on a long-term basis, we concentrate the bulk of our efforts on stock selection -- that is, attempting to outperform each of the local markets in which we invest by purchasing the most undervalued stocks. We believe that stock selection has the most consistently reliable potential to add value. We are pleased to report that stock selection had a positive impact on the Fund's performance this year.

In addition, we actively manage currency exposure in an attempt to protect the Fund's returns. Our team of currency specialists had expected the yen to decline in value against the U.S. dollar. This decline actually began in mid-1995, and our decision to partially hedge our yen exposure into the U.S. dollar began to add value during the third quarter.

OUR APPROACH TO IDENTIFYING VALUE

The Non-U.S. Equity Portfolio in which the Fund invests utilizes Morgan's in-depth research to identify long-term value in international investments. For example, if our analysis indicates that an asset has a long-term value of "X," but is selling for significantly less, we would be inclined to buy it. Sometimes, the asset may be selling at a discount to long-term value because the market in which it trades is excessively pessimistic -- discouraged by recent poor returns or other forms of fear and emotion. Eventually, and we cannot accurately predict when (nor do we believe, by the way, that anyone else can consistently either), this pessimism reverses itself, and the market price for that asset returns to its true value. When the asset does rise close to its true value, our strategy is to sell it and look for value elsewhere.

Of course, one's conviction in such an approach can be sorely tested by the market. While we may feel the asset is worth "X," the market could price it even lower than the purchase price several months later. Under this circumstance, we reexamine whether we still believe the asset holds fundamental value. If so, we patiently hold our position, confident that the reversal of emotions will eventually occur. It is this reversal of emotion, which has happened many times before, that has caused positive returns to be realized. Thus, we believe, being prepared to endure inevitable periods of frustration in the prudent pursuit of long-term returns is the very essence of being a long-term investor. This is the Fund's current situation, but we remain confident the fundamental values we identify should be realized.

A WORD ON RISK CONTROL

If a manager's insights about the future were always correct, there would be no need for risk control. But no manager possesses a perfect crystal ball. We are confident in our long-term views, but we believe it is prudent to practice a disciplined and rigorous form of risk control. We diversify the portfolio broadly. We evaluate the size of our active positions relative both to their return potential and their riskiness. The riskier decisions, such as country allocation, are subject to strict constraints. The benefits of risk control are especially beneficial during those inevitable periods when a manager is out of sync with the market, or just plain wrong.

WHAT LIES AHEAD FOR INTERNATIONAL MARKETS?

Although international equity markets in general underperformed the U.S. market for the Fund's fiscal year, our valuation analysis indicates that foreign stocks are currently slightly more attractively priced than U.S. stocks. On a longer term basis, we continue to believe that international investing has the potential to provide investors with attractive returns and still makes sense as part of a fully diversified portfolio.

To take advantage of anticipated market conditions, in Europe, the Portfolio has moved to a slight overweighting in Germany relative to the MSCI EAFE Index as valuations there look reasonable. While the near-term situation in France remains unsettled, our analysis continues to highlight France as the region's most attractive equity market. We are consequently maintaining the Portfolio's slight overweighting in France. The U.K. market continues to be strong, and we plan to maintain the Portfolio's neutral position as long as valuations are not excessive.

Given reasonable stock valuations and improving investor sentiment, we plan to maintain the Portfolio's current overweighting of Japan. The most important aspect of that market at present is the currency, which the government had given indications of guiding to a weaker position versus the U.S. dollar. Investors are also focusing less on government action and more on corporate earnings estimates, which continue to improve. Concerns about the health of the banking sector persist but appear to be priced into the market. We continue to believe that the yen is somewhat overvalued relative to the dollar. Accordingly, we expect to further reduce the Portfolio's yen exposure going forward.

Turning to the Pacific Rim, we expect to maintain the Portfolio's slightly underweighted positions in Hong Kong and Singapore. We also expect to further reduce its position in Malaysia, which is currently underweighted.


As always, we welcome your comments or questions. Please call J.P. Morgan Funds Services toll free at (800) 521-5411.


Sincerely,


/s/ Evelyn E. Guernsey
Evelyn E. Guernsey
J.P. Morgan Funds Services

FUND FACTS


INVESTMENT OBJECTIVE

The Pierpont International Equity Fund seeks to provide a high total return from a portfolio of equity securities of foreign companies. It is designed for investors with a long-term investment horizon who want to diversify their portfolios by investing in an actively managed portfolio of non-U.S.
securities that seeks to outperform the MSCI EAFE Index. As an international investment, the Fund is subject to foreign market, political, and currency risk.
--------------------------------------------------------------------------------

COMMENCEMENT OF OPERATIONS
6/1/90
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS AS OF 10/31/95
$185,540,615

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/26/95


EXPENSE RATIO

The Fund's annualized expense ratio of 1.28% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption,or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.


FUND HIGHLIGHTS
ALL DATA AS OF OCTOBER 31, 1995

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS AND FOREIGN CURRENCY)

[pie graph]         / / JAPAN 42.8%
                    / / UNITED KINGDOM 15.7%
                    / / FRANCE 9.7%
                    / / GERMANY 6.8%
                    / / SWITZERLAND 5.9%
                    / / UNITED STATES 4.1%
                    / / HONG KONG 2.8%
                    / / OTHER COUNTRIES 11.0%
                    / / FOREIGN CURRENCY 1.2%


                                                 % OF TOTAL INVESTMENTS
LARGEST HOLDINGS                                  AND FOREIGN CURRENCY
--------------------------------------------------------------------------------

BANK OF TOKYO CAYMAN FINANCE (JAPAN)                        2.0
NEC (JAPAN)                                                 1.4
SUMITOMO METALS INDS. (JAPAN)                               1.3
HONDA MOTOR CO. LTD. (JAPAN)                                1.1
NOMURA SECURITIES (JAPAN)                                   1.0


1995 FEDERAL TAX NOTICE

During the year ended October 31, 1995, the Fund paid to shareholders $0.23 per share from long-term capital gains.

FUND PERFORMANCE


EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment. The minimum initial investment in the Fund is $100,000. The chart at right shows that the minimum invested at the Fund's inception would have grown to $118,541 at October 31, 1995.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $100,000 SINCE INCEPTION*
JUNE 1, 1990 - OCTOBER 31, 1995

THE PIERPONT INTERNATIONAL EQUITY FUND
DOLLARS IN THOUSANDS

                              THE PIERPONT
                              INTERNATIONAL                 MSCI EAFE
                              EQUITY FUND                   INDEX
   6/90                        100.000                      100.000
  10/90                         93.300                       90.274
  10/91                         98.793                       96.552
  10/92                         87.849                       83.790
  10/93                        115.239                      115.176
  10/94                        121.845                      126.800
  10/95                        118.541                      126.330

PERFORMANCE                      TOTAL RETURNS     AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                                 THREE    SIX      ONE       FIVE     SINCE
AS OF OCTOBER 31, 1995           MONTHS   MONTHS   YEAR      YEARS    INCEPTION*
-------------------------------------------------  -----------------------------
The Pierpont Int'l Equity Fund   -3.26%   -1.57%   -2.71%    4.91%    3.19%
MSCI EAFE Index                  -4.57%   -1.60%   -0.37%    6.95%    4.41%
Morningstar Foreign Stock
  Funds Average                  -2.95%    2.98%   -4.15%    8.51%    5.36%

AS OF SEPTEMBER 30, 1995
-------------------------------------------------  -----------------------------
The Pierpont Int'l Equity Fund    5.20%    3.61%    1.78%    7.69%    3.67%
MSCI EAFE Index                   4.17%    4.93%    5.79%   10.70%    5.02%
Morningstar Foreign Stock
  Funds Average                   4.77%    9.85%   -0.24%   10.47%    5.96%

*6/1/90 -- COMMENCEMENT OF OPERATIONS

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. MORNINGSTAR, INC. IS A LEADING RESOURCE FOR MUTUAL FUND DATA. ALTHOUGH GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED. THE PIERPONT INTERNATIONAL EQUITY FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE NON-U.S. EQUITY PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

SPECIAL FUND-BASED SERVICES


PIERPONT ASSET ALLOCATION SERVICE (PAAS)

For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

 - create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

 - make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

 - make investments through The Pierpont Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in The Pierpont Funds.

IRA MANAGEMENT SERVICE

As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, The Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH

In early 1995, Morgan introduced a Keogh program for its clients. Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The Pierpont Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

Signature Broker-Dealer Services, Inc. is the Distributor of The Pierpont International Equity Fund (the "Fund").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN")SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume the reinvestment of Fund distributions, and reflect the reimbursement of Fund expenses. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The Non-U.S. Equity Portfolio, a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS
BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

THE PIERPONT INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investment in The Non-U.S. Equity Portfolio ("Portfolio") at value      $186,636,273
Receivable for Shares of Beneficial Interest Sold                            349,149
Prepaid Expenses                                                               1,865
                                                                        ------------
    Total Assets                                                         186,987,287
                                                                        ------------

LIABILITIES
Payable for Shares of Beneficial Interest Redeemed                         1,351,350
Shareholder Servicing Fee Payable                                             40,208
Administration Fee Payable                                                     4,169
Fund Services Fee Payable                                                      1,241
Accrued Expenses                                                              49,704
                                                                        ------------
    Total Liabilities                                                      1,446,672
                                                                        ------------

NET ASSETS
Applicable to 17,374,776 Shares of Beneficial Interest Outstanding
 (unlimited shares authorized, par value $0.001)                        $185,540,615
                                                                        ------------
                                                                        ------------
Net Asset Value, Offering and Redemption Price Per Share                      $10.68

ANALYSIS OF NET ASSETS
Paid-in Capital                                                         $176,286,346
Undistributed Net Investment Income                                        3,592,773
Accumulated Net Realized Gain on Investment and Foreign Currency
 Transactions                                                              5,716,947
Net Unrealized Depreciation of Investment and Foreign Currency
 Translations                                                                (55,451)
                                                                        ------------
    Net Assets                                                          $185,540,615
                                                                        ------------
                                                                        ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PIERPONT INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
                                                                               $ 3,301,080
Dividend Income (Net of Foreign Withholding Tax of $486,186)
                                                                                   678,464
Interest Income (Net of Foreign Withholding Tax of $17,269)
                                                                                (1,595,299)
Portfolio Expenses
                                                                               -----------
                                                                                 2,384,245
    Net Investment Income Allocated from Portfolio

FUND EXPENSES
Shareholder Servicing Fee                                           $ 479,112
Financial and Fund Accounting Services Fee                            210,123
Administration Fee                                                     52,698
Transfer Agent Fees                                                    47,126
Fund Services Fee                                                      18,131
Registration Fees                                                      15,800
Printing                                                               15,000
Professional Fees                                                      10,960
Trustees' Fees and Expenses                                             4,307
Amortization of Organization Expenses                                   4,177
Miscellaneous                                                           3,805
                                                                    ---------
    Total Fund Expenses                                               861,239
Less: Reimbursement of Expenses                                        (4,841)
                                                                    ---------


NET FUND EXPENSES                                                                 (856,398)
                                                                               -----------
                                                                                 1,527,847
NET INVESTMENT INCOME


NET REALIZED GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
 ALLOCATED FROM PORTFOLIO                                                        6,944,892


NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENT AND FOREIGN
 CURRENCY TRANSLATIONS ALLOCATED FROM PORTFOLIO                                (14,139,005)
                                                                               -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $(5,666,266)
                                                                               -----------
                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PIERPONT INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              FOR THE FISCAL    FOR THE FISCAL
                                                                                YEAR ENDED        YEAR ENDED
                                                                             OCTOBER 31, 1995  OCTOBER 31, 1994
                                                                             ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                                         $    1,527,847    $      882,643
Net Realized Gain on Investment and Foreign Currency Transactions Allocated
 from Portfolio                                                                    6,944,892         9,507,607
Net Change in Unrealized Appreciation of Investment and Foreign Currency
 Translations Allocated from Portfolio                                           (14,139,005)         (879,392)
                                                                             ----------------  ----------------
Net Increase (Decrease) in Net Assets Resulting from Operations                   (5,666,266)        9,510,858
                                                                             ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                                               --                (552,097)
Net Realized Gain                                                                 (8,815,321)       (3,445,157)
                                                                             ----------------  ----------------
Total Distributions to Shareholders                                               (8,815,321)       (3,997,254)
                                                                             ----------------  ----------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold                                  57,869,316       110,407,632
Reinvestment of Dividends and Distributions                                        8,519,540         3,815,592
Cost of Shares of Beneficial Interest Redeemed                                   (76,801,788)      (92,123,499)
                                                                             ----------------  ----------------
Net Increase (Decrease) from Transactions in Shares of Beneficial Interest       (10,412,932)       22,099,725
                                                                             ----------------  ----------------
Total Increase (Decrease) in Net Assets                                          (24,894,519)       27,613,329
NET ASSETS
Beginning of Fiscal Year                                                         210,435,134       182,821,805
                                                                             ----------------  ----------------
End of Fiscal Year (including undistributed net investment income of
 $3,592,773 and $1,374,899, respectively)                                     $  185,540,615    $  210,435,134
                                                                             ----------------  ----------------
                                                                             ----------------  ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PIERPONT INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                   FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                                          --------------------------------------------------------
                                                             1995        1994        1993       1992       1991
                                                          ----------  ----------  ----------  ---------  ---------

NET ASSET VALUE, BEGINNING OF FISCAL YEAR                 $    11.50  $    11.15  $     8.58  $    9.69  $    9.33
                                                          ----------  ----------  ----------  ---------  ---------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.09        0.05        0.01       0.04       0.11
Net Realized and Unrealized Gain (Loss) on Investment
 and Foreign Currency Allocated from Portfolio                 (0.42)       0.57        2.64      (1.11)      0.42
                                                          ----------  ----------  ----------  ---------  ---------
Total from Investment Operations                               (0.33)       0.62        2.65      (1.07)      0.53
                                                          ----------  ----------  ----------  ---------  ---------

DISTRIBUTIONS TO SHAREHOLDERS FROM

Net Investment Income                                         --           (0.04)      (0.08)     (0.04)     (0.05)
Net Realized Gain                                              (0.49)      (0.23)     --         --          (0.12)
                                                          ----------  ----------  ----------  ---------  ---------
Total Distributions to Shareholders                            (0.49)      (0.27)      (0.08)     (0.04)     (0.17)
                                                          ----------  ----------  ----------  ---------  ---------

NET ASSET VALUE, END OF FISCAL YEAR                       $    10.68  $    11.50  $    11.15  $    8.58  $    9.69
                                                          ----------  ----------  ----------  ---------  ---------
                                                          ----------  ----------  ----------  ---------  ---------
Total Return                                                   (2.71)%      5.73%      31.18%    (11.08)%      5.89%
                                                          ----------  ----------  ----------  ---------  ---------
                                                          ----------  ----------  ----------  ---------  ---------
RATIOS AND SUPPLEMENTAL DATA
Net Assets at end of Fiscal Year (in thousands)           $  185,541  $  210,435  $  182,822  $  41,484  $  27,426
Ratios to Average Net Assets
    Expenses                                                    1.28%       1.38%       1.38%      1.38%      1.38%
    Net Investment Income                                       0.80%       0.46%       0.79%      1.03%      1.34%
    Decrease reflected in Expense Ratio due to Expense
     Reimbursement by Morgan                                    0.00 (a)       0.07%       0.13%      0.45%      0.66%
Portfolio Turnover                                            --          --           34.15 (b)     30.12%     18.84%

------------------------
(a) Less than 0.01%.

(b) 1993 Portfolio Turnover reflects the period November 1, to October 3, 1993. After October 3, 1993, all the Fund's investable assets are invested in The Non-U.S. Equity Portfolio.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PIERPONT INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Pierpont International Equity Fund (the "Fund") is a separate series of The Pierpont Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund, prior to its tax-free reorganization on October 3, 1993, to a series of the Trust, operated as a stand-alone mutual fund. Costs related to the reorganization were borne by Morgan Guaranty Trust Company of New York ("Morgan"). This report includes periods which preceded the Fund's reorganization and reflects the operations of the predecessor entity.

The Fund invests all of its investable assets in The Non-U.S. Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (29% at October 31, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Distributions to shareholders of net investment income and net realized capital gains, if any, are declared and paid annually.

    d)Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    e)The costs incurred by the predecessor entity in connection with its organization are being amortized over a period not to exceed 60 months from its commencement of operations.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

    g)The Fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital

THE PIERPONT INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------
      Gain, and Return of Capital Distributions by Investment Companies". The effect of applying this statement was to decrease Paid-in Capital by $88,253, decrease Accumulated Net Realized Gain on Investment and Foreign Currency Transactions by $601,774, and increase Undistributed Net Investment Income by $690,027. The adjustments are attributable to foreign currency gains and tax treatment of partnership allocations of capital gains and losses. Net investment income, net realized gains and net assets were not affected by this change.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Trust retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Distributor. Signature provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as the net assets of two other affiliated fund families for which Signature acts as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Fund. For the fiscal year ended October 31, 1995, Signature's fee for these services amounted to $52,698.

    b)During the period November 1, 1994, through August 31, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan received a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Fund and which was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated exclusive of the shareholder servicing fee, the fund services fee and amortization of organization expenses at 0.223% of the Fund's average daily net assets up to and including $100 million and 0.20% of any excess over $100 million. For the period November 1, 1994, through August 31, 1995, the fee for these services amounted to $210,123. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Trust, on behalf of the Fund, and Morgan which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services. In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 1.38% of the average daily net assets of the Fund through at least October 31, 1995. For the fiscal year ended October 31, 1995, Morgan has agreed to reimburse the Fund $4,841 for expenses under this agreement.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The Agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and may be paid monthly at an annual rate of 0.25% of the average daily net assets of the Fund. For the fiscal year ended October 31, 1995, the fee for these services amounted to $479,112.

THE PIERPONT INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $18,131 for the fiscal year ended October 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Pierpont Funds, the JPM Institutional Funds, and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total fees and expenses. Prior to April 1, 1995, the aggregate annual fee paid to each Trustee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Funds Services Fee shown in the financial statements was $2,300.

3.  TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                          FOR THE FISCAL    FOR THE FISCAL
                                                            YEAR ENDED        YEAR ENDED
                                                         OCTOBER 31, 1995  OCTOBER 31, 1994
                                                         ----------------  ----------------
Shares sold                                                   5,466,982         9,910,952
Reinvestment of dividends and distributions                     822,349           363,389
Shares redeemed                                              (7,211,273)       (8,371,377)
                                                         ----------------  ----------------
Net increase (decrease)                                        (921,942)        1,902,964
                                                         ----------------  ----------------
                                                         ----------------  ----------------

REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees and Shareholders of
The Pierpont International Equity Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Pierpont International Equity Fund (one of the series constituting part of the Pierpont Funds, hereafter referred to as the "Fund") at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. The financial highlights for each of the two years in the period ended October 31, 1992 were audited by other independent accountants whose report dated December 23, 1992 expressed an unqualified opinion on those statements.

PRICE WATERHOUSE LLP
New York, New York
December 22, 1995

The Non-U.S. Equity Portfolio
Annual Report October 31, 1995

(The following pages should be read in conjunction with The Pierpont International Equity Fund
Annual Financial Statements)

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
COMMON STOCKS (89.1%)
AUSTRALIA (1.9%)
  Broken Hill Proprietary Co. Ltd. (Energy Sources)............................        221,105  $ 2,994,551
  CSR Ltd. (Multi-Industry)....................................................        217,000      690,935
  Holyman Ltd. (Materials & Commodities).......................................         39,200       77,038
  National Australia Bank Ltd. (Banking).......................................        211,405    1,810,018
  News Corporation Ltd. (Broadcast & Publishing)...............................        280,630    1,415,121
  North Broken Hill Peko Ltd. (Metals, Materials & Paper)......................        211,500      596,092
  Rothmans Holdings Ltd. (Beverages & Tobacco).................................         95,000      354,586
  Santos Ltd. (Energy Sources).................................................        164,000      443,480
  Southcorp Holdings Ltd. (Food & Household Products)..........................        651,800    1,405,084
  TNT Ltd. (Transportation) (A)................................................        511,700      721,089
  Western Mining Corp. Holdings Ltd. (Metals & Mining).........................        286,800    1,839,470
                                                                                                -----------
                                                                                                 12,347,464
                                                                                                -----------
AUSTRIA (0.1%)
  OMV AG (Energy Sources)......................................................          4,550      392,895
                                                                                                -----------
BELGIUM (0.9%)
  Arbed NPV (Metal, Materials & Paper) (A).....................................          8,300      825,985
  Electrabel NPV (Utilities)...................................................          2,235      501,215
  Generale De Banque SA (Banking)..............................................          5,700    1,843,538
  Petrofina SA NPV (Energy Sources)............................................          3,800    1,179,129
  Solvay and Cie Ord NPV (Chemicals)...........................................          1,100      556,842
  Tractebel Capital NPV (Multi-Industry).......................................          3,200    1,172,080
                                                                                                -----------
                                                                                                  6,078,789
                                                                                                -----------
DENMARK (0.8%)
  Carlsberg (Food & Household Products)........................................         18,000      932,284
  Den Danske Bank (Banking)....................................................         12,700      841,398
  International Service System, Series B (Business & Public Services)..........         25,000      512,445
  Novo Nordisk AS, Series B (Health & Personal Care)...........................          7,105      903,729
  Sophus Berendsen, Class A (Multi-Industry)...................................          5,000      544,473
  Sophus Berendsen, Class B (Multi-Industry)...................................          7,500      822,200
  Teledanmark, Series B (Telecommunications)...................................         19,040      993,119
                                                                                                -----------
                                                                                                  5,549,648
                                                                                                -----------
FRANCE (9.6%)
  Air Liquide (Chemicals)......................................................         12,360    2,072,596
  Alcatel Alsthom (Electrical & Electronics)...................................         36,893    3,150,552
  AXA (Multi-Industry).........................................................         35,027    1,945,427
  Bouygues (Engineering & Construction)........................................          8,487      902,485
  Carrefour Supermarkets (Merchandising).......................................          4,440    2,607,652
  Casino Guichard Perrachon et Cie (Merchandising).............................            225        6,442
  Castorama Dubois Investissments (Merchandising)..............................          4,400      713,523
  Cetelem (Financial Services).................................................          5,800      925,134

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
FRANCE (CONTINUED)
  Christian Dior SA (Retail)...................................................         24,175  $ 2,372,958
  Compagnie Financiere de Cic Union Europ Certe de Invest (Banking)............         21,777    1,491,850
  Compagnie Financiere de Paribas, Class A (Banking)...........................          1,610       88,565
  Compagnie Financiere de St. Gobain (Glass & Packaging).......................         11,365    1,354,941
  Compagnie Generale des Eaux (Utilities)......................................         28,709    2,668,297
  Credit Commercial de France (Financial Services).............................         36,400    1,808,797
  Credit Local de France (Financial Services)..................................         15,000    1,187,399
  Docks de France (Merchandising)..............................................          3,395      516,529
  Eridania Beghin Say (Insurance)..............................................          7,900    1,327,948
  Groupe Danone (Food Processing)..............................................         17,919    2,861,851
  Groupe de la Cite (Media & Leisure)..........................................          1,700      264,207
  Havas (Business & Public Services)...........................................         12,300      852,682
  Imetal (Metals, Materials & Paper)...........................................          5,281      622,044
  Lafarge Coppe SA (Building Materials)........................................         19,848    1,315,461
  LaGardere Groupe (Leisure & Tourism) (A).....................................         53,880    1,005,960
  Lyonnaise des Eaux (Environmental Control)...................................         10,300    1,004,703
  Peugeot SA (Automotive)......................................................         10,050    1,309,145
  Pinault Printemps Redouto (Building Materials)...............................            210       45,521
  Promodes (Merchandising).....................................................          9,080    2,211,464
  Renault SA (Automotive)......................................................         29,200      913,601
  Rhone Poulenc SA, Class A (Chemicals)........................................         75,004    1,635,023
  Roussel Uclaf (Pharmaceuticals)..............................................          9,936    1,629,552
  Sanofi (Pharmaceuticals).....................................................         32,780    2,090,772
  Seb AG (Food & Household Products)...........................................          5,000      605,305
  SEITA (Beverages & Tobacco)..................................................         62,000    2,155,375
  SGS - Thomson Microelectronics N.V. (Electrical & Electronics) (A)...........         30,000    1,383,407
  Sidel (Technology)...........................................................          4,800    1,666,714
  Societe Generale (Banking)...................................................         23,048    2,634,677
  Societe Nationale Elf Aquitaine (Energy Sources).............................         36,053    2,455,093
  Sommer-Allibert (Building Materials).........................................          2,260      597,571
  Synthelabo (Health & Personal Care)..........................................         22,465    1,446,183
  Television Francaise (Broadcasting & Publishing).............................         11,880    1,226,846
  Total, Class B (Energy Sources)..............................................         74,015    4,574,003
  Usinor Sacilor (Metals, Materials & Paper) (A)...............................         37,000      552,340
  Valeo (Automotive)...........................................................         12,000      542,075
                                                                                                -----------
                                                                                                 62,742,670
                                                                                                -----------
GERMANY (6.4%)
  Allianz AG Holdings (Insurance)..............................................          2,386    4,415,693
  Ava Allgemeine Handels-Der Verbr (Merchandising).............................          3,290    1,248,124
  Bank Gesellschaft Berlin AG (Banking)........................................          2,300      678,105
  BASF AG (Chemicals)..........................................................          2,900      636,616
  Bayer AG (Chemicals).........................................................          9,955    2,647,877
  Bilfinger & Berger Bau AG (Construction & Housing)...........................          2,785    1,024,886
  Colonia Konzern AG (Insurance)...............................................            785      613,456
  Continental AG (Industrial Components).......................................         41,880      592,080
  Daimler-Benz AG (Automobiles)................................................          3,208    1,546,340
  Deutsche Bank AG (Banking)...................................................         76,800    3,473,896

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
GERMANY (CONTINUED)
  Deutsche Pfandbrief Und Hypotheken Bank (Banking)............................         22,100  $   863,527
  Dresdner Bank AG (Banking)...................................................         24,100      643,762
  Hoechst AG (Chemicals).......................................................          6,600    1,733,461
  Karstadt AG (Merchandising)..................................................            600      261,722
  Lufthansa AG (Transportation)................................................          4,270      593,966
  Man AG (Machinery & Engineering).............................................          4,085    1,184,058
  Mannesmann AG (Machinery & Engineering)......................................          2,985      982,488
  Merck Group (Health & Personal Care) (A).....................................          5,000      208,866
  Munchener Ruckversicherungs (Insurance)......................................          1,542    3,200,997
  Preussag (Metals, Materials & Paper).........................................          2,140      608,127
  Rheinisch Westfalisches Elekt AG (Utilities).................................          5,500    1,957,587
  Schering AG (Health & Personal Care).........................................         13,500      941,816
  Siemens AG (Electrical & Electronics)........................................          9,915    5,198,402
  Thyssen AG (Metals, Materials & Paper) (A)...................................          4,800      863,768
  Veba AG (Energy Sources) (A).................................................         54,950    2,256,011
  Viag AG (Multi-Industry).....................................................            850      345,109
  Volkswagen AG (Automotive)...................................................          8,930    2,813,622
                                                                                                -----------
                                                                                                 41,534,362
                                                                                                -----------
HONG KONG (2.8%)
  Citic Pacific Ltd. (Transportation)..........................................        852,000    2,661,226
  Henderson Land Development Co. (Building & Contractors)......................        600,000    3,593,000
  Hong Kong Electric Holdings Ltd. (Utilities).................................        703,500    2,393,012
  Hong Kong Telecommunications Ltd. (Telecommunications).......................      1,139,600    1,989,808
  HSBC Holdings PLC (Banking)..................................................        213,200    3,102,164
  Jardine Matheson Holdings Ltd. (Multi-Industry)..............................            400        2,440
  Johnson Electric Holdings Ltd. (Technology)..................................      1,050,000    2,193,243
  Sing Tao Holdings (Broadcasting & Publishing)................................      1,218,000      704,962
  Swire Pacific Ltd. (Transportation)..........................................            500        3,751
  Television Broadcasts Ltd. (Broadcasting & Publishing).......................        452,000    1,812,279
                                                                                                -----------
                                                                                                 18,455,885
                                                                                                -----------
JAPAN (38.1%)
  Achilles Corp. (Tire & Rubber)...............................................        400,000    1,411,604
  Aichi Corp. (Machinery & Engineering)........................................         90,000      712,645
  Aichi Machine Industry (Automotive)..........................................        176,000      911,873
  Alps Electric Co. Ltd. (Technology)..........................................        105,000    1,077,765
  Amada Metrecs Co. (Technology)...............................................         20,000      269,808
  Asahi Bank Ltd. (Banking)....................................................        181,000    1,804,780
  Asahi Glass Co. Ltd. (Metals, Materials & Paper).............................         50,000      488,782
  Asatsu Inc. (Commerical Services)............................................         25,000      862,701
  Bank of Kyoto (Banking)......................................................        102,000      603,255
  Bank of Nagoya (Banking).....................................................         69,000      459,348
  Canon Inc. (Consumer)........................................................         70,000    1,197,517
  Central Glass Co. Ltd. (Materials & Commodities) (A).........................        250,000      794,271
  Chiyoda Fire & Marine Insurance Ltd. (Insurance).............................          5,000       26,639
  Chou Trust & Banking Co. (Banking)...........................................        200,000    1,749,841

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
JAPAN (CONTINUED)
  Chugai Pharmaceutical Co. (Health & Personal Care)...........................        218,000  $ 1,990,439
  Cosmo Oil Company Ltd. (Energy Sources)......................................        600,000    2,932,695
  Daido Hoxan Corp. (Chemicals)................................................        183,000    1,243,316
  Daido Steel Co. (Metals, Materials & Paper)..................................        500,000    2,223,960
  Daiei Inc. (Retail)..........................................................        215,000    2,248,888
  Dai Ichi Kangyo Bank Ltd. (Banking)..........................................        330,000    5,580,918
  Dai Ichi Katei Denki Co. (Retail)............................................        101,000      399,873
  Daiken Corp. (Transport & Trade Services)....................................         15,000      120,240
  Daikin Industries (Machinery & Engineering)..................................        220,000    1,752,774
  Dainichiseika Color & Chemical Manufacturing Co. (Chemicals).................        140,000      953,908
  Dai Nippon Ink & Chemicals Inc. (Chemicals)..................................        612,000    2,602,473
  Daishi Bank (Banking) (A)....................................................        180,000      879,808
  Daiso Co (Chemicals).........................................................         74,000      300,210
  Daito Trust Construction Co. Ltd. (Building & Contractors)...................         45,000      395,914
  Daiwa Bank (Banking).........................................................        704,000    4,198,055
  Daiwa Danchi (Building & Contractors) (A)....................................        200,000      938,462
  Daiwa House Industry Co. Ltd. (Building & Contractors).......................         75,000    1,121,756
  Daiwa Securities Co. Ltd. (Financial Services)...............................        150,000    1,759,617
  Denki Kagaku Kogyo (Chemicals) (A)...........................................        100,000      336,282
  East Japan Railway Co. (Transportation)......................................            825    3,895,352
  Ebara Corp. (Capital Goods)..................................................        180,000    2,498,656
  Eisai Co. Ltd. (Health & Personal Care)......................................         50,000      845,594
  Familymart (Retail)..........................................................         28,000    1,179,725
  Fukui Bank (Banking).........................................................        200,000      940,417
  Fuji Denki Reiki (Retail)....................................................        110,000    1,311,892
  Fuji Electric Co. Ltd. (Technology)..........................................        600,000    2,891,637
  Fuji Fire & Marine (Insurance)...............................................        230,000    1,115,206
  Fuji Heavy Industries (Automotive) (A).......................................        355,000    1,228,506
  Gakken Co. Ltd. (Broadcasting & Publishing) (A)..............................        270,000    1,491,275
  Gunze Sangyo Inc. (Transportation)...........................................        200,000      860,257
  Hitachi Ltd. (Electrical & Electronics)......................................        530,000    5,440,149
  Hitachi Transport System (Transport & Trade Services)........................        107,000      941,395
  Hokkai Can Co. Ltd. (Materials & Commodities)................................        125,000      794,271
  Hokkaido Takushoku Bank (Banking)............................................        550,000    1,365,658
  Honda Motor Co. Ltd. (Automotive)............................................        400,000    6,960,262
  Hyakugo Bank (Banking).......................................................         10,000       57,970
  Industrial Bank of Japan Ltd. (Banking)......................................        100,000    2,727,406
  Intec Inc. (Technology)......................................................          5,000       68,430
  Iseki and Co. (Capital Goods) (A)............................................         50,000      176,450
  Ishikawajima-Harima Heavy Industries (Machinery & Engineering)...............        950,000    3,826,189
  Ishizuka Glass Co. Ltd. (Materials & Commodities)............................        130,000      575,688
  Itoham Foods Inc (Food Processing)...........................................        100,000      732,196
  Itoki Crebio Corp. (Transport & Trade Service)...............................         15,000      112,029
  Izumiya Co. Ltd. (Retail)....................................................         55,000      844,127
  Japan Airport Terminals (Media & Leisure)....................................         60,000      686,251
  Japan Organo Co. (Capital Goods).............................................         20,000      205,289
  Japan Tobacco Inc. (Beverages & Tobacco).....................................            180    1,537,905
  Kagawa Bank (Banking)........................................................        100,000      954,103
  Kaken Pharmaceutical Co. (Health & Personal Care)............................        280,000    2,288,284

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
JAPAN (CONTINUED)
  Kanematsu Corp. (Wholesale & International Trade Service)....................        260,000  $   887,042
  Kawasaki Kisen Kaisha Ltd. (Transport & Trade Service) (A)...................        700,000    1,874,969
  Kenwood Corp. (Technology)...................................................        200,000    1,110,514
  Kitz Corp. (Machinery & Engineering).........................................        291,000    1,251,674
  Kiyo Bank (Banking)..........................................................        200,000      958,014
  Komatsu Forklift Co. Ltd. (Capital Goods)....................................         25,000      153,966
  Kurabo Industries (Textiles & Apparel).......................................        302,000    1,027,382
  Kyodo Printing Co. (Transport & Trade Services)..............................         10,000      109,487
  Lion Corp. (Chemicals).......................................................        100,000      555,257
  Maeda Corp. (Building & Contractors) (A).....................................          5,000       48,145
  Marubeni Corp. (Transport & Trade Services)..................................        500,000    2,434,137
  Maruetsu Inc. (Retail).......................................................         40,000      308,910
  Maruha Corp. (Fishery) (A)...................................................        310,000      909,135
  Marutomi Group Co. (Merchandising)...........................................         60,000      604,135
  Matsui Construction Co. Ltd. (Engineering & Construction)....................         35,000      260,032
  Matsumoto Yushi Seiyaku Co. (Chemicals)......................................         44,000      984,994
  Matsushita Electric Industries Co. Ltd. (Consumer Electronics)...............        380,000    5,386,383
  Matsushita Refrigeration Co. (Consumer)......................................         75,000      491,226
  Minebea Co. (Capital Goods)..................................................        250,000    2,028,447
  Mitsubishi Electric Corp. Ltd. (Electrical & Electronics)....................        400,000    2,987,438
  Mitsubishi Gas Chemical Corp. (Chemicals)....................................        750,000    3,269,955
  Mitsubishi Motors Corp. (Automotive).........................................        250,000    2,082,213
  Mitsubishi Pencil Co. Ltd. (Business & Public Services)......................         30,000      230,510
  Mitsui Home Co. Ltd. (Building & Contractors)................................         14,000      198,446
  Mitsui Toatsu Chemicals Inc. (Chemicals).....................................        650,000    2,395,523
  Miyazaki Bank (Banking)......................................................         10,000       59,143
  Mizuno Corp. (Retail)........................................................        262,000    2,107,884
  Morinaga Milk Industry Co. Ltd. (Food & Household Products)..................        230,000      957,818
  Nagasakiya Co. (Merchandising) (A)...........................................        435,000    1,632,924
  Nagase & Co. Ltd. (Transport & Trade Services)...............................        100,000      791,828
  Nagoya Railroad Co. Ltd. (Transport & Trade Services)........................        150,000      705,313
  Naigai Co. (Textile & Apparel)...............................................        115,000      493,524
  Nichias Corp. (Metals, Materials & Paper)....................................        104,000      484,950
  Nichicon Corp. (Technology)..................................................         75,000    1,011,780
  Nihon Matai Co. (Wholesale & International Trade)............................         94,000      513,671
  Nippon Credit Bank (Banking).................................................        193,000      756,567
  Nippon Express Co. Ltd. (Transport & Trade Services).........................         11,000       89,252
  Nippon Koshuha Steel Co. (Metal, Materials & Paper) (A)......................        350,000    1,159,881
  Nippon Paper Industries (Metal, Materials & Paper)...........................        390,000    2,680,190
  Nippon Road Co. Ltd. (Building & Contractors)................................        250,000    2,052,886
  Nippon Shokubai Kagaku Kogyo Co. Ltd. (Chemicals)............................        100,000      871,988
  Nippon Suisan Kaisha (Food & Household Products) (A).........................        400,000    1,622,758
  Nippon Telephone & Telegraph (Telecommunications)............................             60      492,106
  Nippon Zeon Co. Ltd. (Chemicals) (A).........................................        250,000    1,207,293
  Nissan Diesel Motor Co. (Automotive) (A).....................................        340,000    1,429,200
  Nissin Electric Co. Ltd. (Electrical & Electronics)..........................        200,000    1,327,533
  Nisshin Steel Co. Ltd. (Metals, Materials & Paper)...........................        550,000    2,037,734
  NKK Corp. (Metals, Materials & Paper) (A)....................................        500,000    1,207,293
  Nomura Securities Co. Ltd. (Financial Services)..............................        370,000    6,763,771

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
JAPAN (CONTINUED)
  North Pacific Bank (Banking).................................................        220,000  $ 1,032,309
  Okamura Corp. (Building & Contractors).......................................        300,000    2,621,829
  Okamura Corp. (Transportation)...............................................        140,000      985,385
  OSG Corp. (Capital Goods)....................................................         10,000       70,385
  Osaka Gas Co. Ltd. (Utilities)...............................................        519,000    1,740,232
  Osaka Sanso Kogyo (Chemicals)................................................        300,000      953,126
  Parco Co. (Retail)...........................................................         77,000      715,089
  Ricoh Corp. Ltd. (Electrical & Electronics)..................................        270,000    2,903,368
  Ryobi Ltd. (Metals, Materials & Paper).......................................        400,000    1,970,771
  Sagami Co. Ltd. (Retail).....................................................         10,000       62,857
  San-in Godo Bank Ltd. (Banking)..............................................        100,000      829,953
  Sakura Bank Ltd. (Banking)...................................................        358,000    3,464,685
  Sankyo Aluminium Industry Co. Ltd. (Building & Contractors)..................         75,000      390,782
  Sankyu Inc. (Transport & Trade Services).....................................         30,000      108,510
  Sekisui House Ltd. (Building & Contractors)..................................         20,000      230,705
  Sekisui Plastics Co. (Chemicals).............................................         20,000       97,365
  Senko Co. Ltd. (Transportation)..............................................         90,000      500,611
  Shiga Bank Ltd. (Banking)....................................................         60,000      351,923
  Shikoku Electric Power Inc. (Utilities)......................................        153,000    3,574,662
  Shin Nippon Air Technologies Co. (Building & Contractors)....................         50,000      645,193
  Shinmaywa Industries Ltd. (Machinery & Engineering)..........................        190,000    1,476,612
  Shinobu Foods Products Co. (Food & Household Products).......................         37,000      238,721
  Showa Aluminium Co. (Metals, Materials & Paper)..............................        120,000      516,154
  Snow Brand Milk Products Co. Ltd. (Food & Household Products)................        300,000    1,964,905
  Sony Corp. (Electrical & Electronics)........................................         65,000    2,922,919
  Sumitomo Bank Ltd. (Banking).................................................        310,000    5,485,117
  Sumitomo Corp. (Trade).......................................................        220,000    2,000,098
  Sumitomo Electric Industries Ltd. (Capital Goods)............................        120,000    1,384,232
  Sumitomo Forestry Co. (Engineering & Construction)...........................        200,000    2,815,387
  Sumitomo Light Metal Industries (Metals, Materials & Paper) (A)..............        150,000      473,630
  Sumitomo Metal Industries (Metals, Materials & Paper) (A)....................      3,100,000    8,394,350
  Sumitomo Realty & Development Co. Ltd. (Building & Contractors)..............        150,000      985,385
  Suruga Bank Ltd. (Banking)...................................................         37,000      227,870
  SXL Corp. (Building & Contractors)...........................................         14,000      140,965
  Takashimaya Co. Ltd. (Retail)................................................        160,000    2,221,027
  Tobu Railway Co. Ltd. (Transport & Trade Services)...........................        330,000    1,867,833
  Tochigi Bank (Banking).......................................................         10,000       88,958
  Toenec Corp. (Technology)....................................................         50,000      405,689
  Toho Gas Co. Ltd. (Utilities)................................................        247,000      794,399
  Tohoku Electric Power Co. Inc. (Utilities)...................................        151,500    3,554,426
  Tokai Bank Ltd. (Banking)....................................................        220,000    2,301,188
  Tokio Marine & Fire Insurance Co. Ltd. (The) (Insurance).....................        261,000    2,679,017
  Tokyo Broadcasting System Inc. (Media & Leisure).............................         10,000      146,635
  Tokyu Land Corp. (Financial Services)........................................        500,000    2,013,784
  Tomen Corp. (Transport & Trade Services).....................................        500,000    1,632,533
  Tomiya Apparel Co. (Wholesale & International Trade).........................         80,000      531,795
  Toppan Printing Co. Ltd. (Transport & Trade Services)........................        130,000    1,715,626
  Topy Industries Co. Ltd. (Capital Goods).....................................        150,000      608,534
  Toshiba Ceramics Co. (Metals, Materials & Paper) (A).........................         10,000       93,064

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
JAPAN (CONTINUED)
  Toshiba Corp. (Electrical & Electronics).....................................        350,000  $ 2,535,315
  Tosoh Corp. (Chemicals) (A)..................................................        250,000    1,097,317
  Toyo Construction Co. (Building & Contractors)...............................        303,000    1,558,023
  Toyo Shutter Co. Ltd. (Building & Contractors)...............................         40,000      236,571
  Toyo Trust & Banking Co. Ltd. (Banking)......................................        106,000      716,027
  Toyoda Gosei Co. (Automotive)................................................        199,000    1,235,300
  Toyota Motor Corp. (Automotive)..............................................         97,000    1,801,652
  Tsubakimoto Chain (Capital Goods)............................................        200,000      938,462
  Ube Industries Ltd. (Chemicals) (A)..........................................        321,000    1,060,638
  Uni-Charm Corp. (Merchandising)..............................................         60,000    1,349,040
  Yamamura Glass Co. Ltd. (Metals, Materials & Paper)..........................         15,000       89,447
  Yaskawa Electric Manufacturing Co. Ltd. (Technology) (A).....................         70,000      293,563
  Yasuda Trust & Banking Co. Ltd. (Financial Services).........................        700,000    3,127,230
  Yokohama Rubber Co. Ltd. (Metals, Materials & Paper).........................        160,000      849,308
  Yuasa Trading Co. (Capital Goods)............................................         10,000       51,811
  Zexel Corp. (Machinery & Engineering)........................................        200,000    1,196,539
                                                                                                -----------
                                                                                                248,975,043
                                                                                                -----------
MALAYSIA (0.9%)
  Commerce Asset-Holdings (Financial Services).................................        271,000    1,343,802
  Hong Leong Industries (Multi-Industry).......................................        100,000      476,190
  Malaysia International Shipping Corp. (Transport & Trade Services)...........            333          889
  Public Bank Berhad (Banking).................................................        343,000      584,546
  Sime Darby Berhad (Multi-Industry)...........................................        499,800    1,238,004
  Sime U.E.P. Properties (Building & Contractors)..............................        334,000      647,672
  Tan Chong Motor Holdings Berhad (Automotive).................................        524,000      492,861
  Telekom Malaysia Berhad (Telecommunications).................................        134,000      959,780
                                                                                                -----------
                                                                                                  5,743,744
                                                                                                -----------
NETHERLANDS (2.1%)
  ABN Amro Holdings (Banking)..................................................         30,530    1,282,887
  Dutch State Mines (Chemicals)................................................         20,700    1,550,729
  Elsevier NV (Broadasting & Publishing).......................................         66,000      853,340
  Internationale Nederlanden Groep (Insurance).................................         18,000    1,073,520
  Koninklijke KNP (Metals, Materials & Paper)..................................         43,300    1,303,555
  Philips Electronics (Appliances & Household Durables) (A)....................         12,800      227,963
  Royal Dutch Petroleum (Energy Sources).......................................         47,140    5,852,913
  Unilever NV (Food & Household Products)......................................         14,745    1,931,672
                                                                                                -----------
                                                                                                 14,076,579
                                                                                                -----------
NEW ZEALAND (0.2%)
  Fletcher Challenge Ltd. (Forest Products)....................................        413,200    1,093,757
                                                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
NORWAY (1.8%)
  Aker AS, Series B (Building Materials).......................................         60,000  $   703,389
  Hafslund Nycomed, Series B (Health & Personal Care)..........................         80,000    2,235,426
  Kvaerner AS, Series B (Machinery & Engineering)..............................         35,000    1,393,930
  Norsk Hydro AS (Energy Sources)..............................................        126,222    5,026,988
  Orkla AS, A Free (Multi-Industry)............................................         13,500      698,089
  Orkla AS, B Free (Multi-Industry)............................................         36,600    1,780,922
                                                                                                -----------
                                                                                                 11,838,744
                                                                                                -----------
SINGAPORE (0.7%)
  Cycle and Carriage Limited (Automotive)......................................        127,000    1,132,484
  DBS Land Ltd. (Building & Contractors).......................................        116,000      343,156
  Development Bank of Singapore (Banking)......................................        149,125    1,709,713
  Sembawang Corp. Ltd. (Capital Goods).........................................        148,000      717,481
  Singapore Airlines Ltd. (Transportation).....................................        106,600      988,294
                                                                                                -----------
                                                                                                  4,891,128
                                                                                                -----------
SPAIN (1.6%)
  Banco Intercont Espana (Banking).............................................         18,500    1,603,621
  Banco Popular Espanol (Banking)..............................................         11,700    1,858,695
  Empresa Nacional de Electidad (Utilities)....................................         36,800    1,830,126
  Fuerzas Electricas de Cataluna (Utilities)...................................        403,300    2,441,839
  Repsol (Energy Sources)......................................................         66,800    1,994,888
  Telefonica de Espana (Telecommunications)....................................         40,000      504,691
                                                                                                -----------
                                                                                                 10,233,860
                                                                                                -----------
SWITZERLAND (5.5%)
  Baer Holding AG (Banking)....................................................            490      593,455
  BBC AG Brown Boveri & Cie (Machinery & Engineering)..........................          1,380    1,600,863
  Bil GT Gruppe AG (Banking)...................................................          1,250      770,721
  CS Holding (Banking).........................................................         25,995    2,656,056
  Ciba Geigy AG (Chemicals)....................................................          6,705    5,805,527
  Compagnie Financiere Richemont AG, Series A (Multi-Industry).................            600      835,022
  Holderbank FN Glarus (Building Materials) (A)................................            900      722,981
  Merkur Holding AG (Retail)...................................................          2,540      566,035
  Nestle SA (Food & Household Products)........................................          4,555    4,774,465
  Roche Holdings Genusscheine NPV (Health & Personal Care).....................            680    4,941,425
  Sandoz AG (Health & Personal Care)...........................................          4,210    3,474,650
  Schweizerische Bankgesellschaft (Banking)....................................          1,100    1,191,756
  Schweizerische Bankverein (Banking)..........................................          6,420    2,635,180
  Schweizerische Rueckversicherungs-Gesellschaft (Insurance)...................          1,180    1,290,901
  SMH AG Neuenburg (Consumer)..................................................            950      592,443
  Societe Generale de Surveillance Holdings SA (Transport & Trade Service).....            350      661,279
  Swissair AG (Transportation) (A).............................................            880      554,215
  Zurich Versicherungs (Insurance).............................................          8,050    2,304,457
                                                                                                -----------
                                                                                                 35,971,431
                                                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
UNITED KINGDOM (15.7%)
  Abbey National PLC (Banking).................................................        268,000  $ 2,268,996
  Allied Colloids Group PLC (Chemicals)........................................        504,000    1,059,794
  Argos (Retail)...............................................................        159,000    1,284,569
  Argyll Group PLC (Retail)....................................................        272,000    1,382,577
  Barclays Bank (Banking)......................................................         88,000    1,033,043
  BAT Industries PLC (Beverages & Tobacco).....................................        367,000    3,011,431
  BICC (Industrial Components).................................................        272,000    1,133,154
  BOC Group PLC (Chemicals)....................................................        111,100    1,526,417
  British Gas PLC (Utilities)..................................................        462,000    1,760,348
  British Petroleum Co. Ltd. (Energy Sources)..................................        356,000    2,617,233
  British Telecommunications PLC (Telecommunications)..........................        803,700    4,777,726
  British Tire & Rubber PLC (Multi-Industry) (A)...............................        430,000    2,284,269
  Cable & Wireless PLC (Telecommunications)....................................        265,000    1,730,356
  Caradon PLC (Building & Contractors).........................................        419,000    1,311,652
  Farnell Electronic PLC (Electrical & Electronics)............................         83,000      877,897
  Forte PLC (Leisure & Tourism)................................................        377,000    1,502,039
  General Electric Co. PLC (Electrical & Electronics)..........................        321,300    1,595,070
  Glaxo Holdings PLC (Health & Personal Care)..................................        433,596    5,847,548
  Glynwed International PLC (Metals, Materials & Paper)........................        207,200    1,103,975
  Granada Group PLC (Leisure & Tourism)........................................        178,000    1,905,233
  Grand Metropolitan PLC (Multi-Industry)......................................        307,000    2,125,945
  Guardian Royal Exchange PLC (Insurance)......................................        790,000    2,860,237
  Guinness PLC (Beverages & Tobacco)...........................................        203,000    1,627,209
  Hanson Trust PLC (Multi-Industry)............................................        554,000    1,697,036
  Hillsdown Holdings PLC (Food & Household Products)...........................        682,000    1,806,087
  HSBC Holdings (Banking)......................................................        152,520    2,269,112
  Inchcape PLC (Commercial Services)...........................................        220,000    1,086,956
  Kingfisher (Merchandising)...................................................        218,000    1,638,877
  Lloyds Bank PLC (Banking)....................................................        170,100    2,093,642
  MEPC (Real Estate)...........................................................        220,000    1,307,826
  Marks & Spencer PLC (Merchandising)..........................................        203,500    1,364,174
  Pearson PLC (Multi-Industry).................................................        194,000    1,927,731
  Peninsular & Orient Steam Navigation Company (Transportation)................        131,000      998,292
  Racal Electronics (Technology)...............................................        277,000    1,105,810
  Reckitt & Colman (Health & Personal Care)....................................        129,900    1,382,177
  Reuters Holdings PLC (Broadcasting & Publishing).............................        174,100    1,618,511
  Rexam PLC (Metals, Materials & Paper)........................................        154,000      986,087
  Rolls-Royce PLC (Machinery & Engineering)....................................        530,000    1,290,434
  Royal Bank of Scotland PLC (Banking).........................................        289,000    2,341,700
  RTZ Corp. PLC (Metals, Materials & Paper)....................................        106,200    1,470,849
  Sainsbury (J.) PLC (Retail)..................................................        139,000      930,696
  Scottish & Newcastle PLC (Food & Household Products).........................        194,000    1,798,909
  Scottish Hydro Electric PLC (Utilities)......................................        275,450    1,480,680
  Sears Holdings (Merchandising)...............................................      1,098,000    1,762,008
  Shell Transport & Trading Co. (Energy Sources)...............................        282,000    3,299,288
  Smithkline Beecham (Health & Personal Care)..................................        214,000    2,234,735
  Standard Chartered PLC (Financial Services)..................................        265,000    2,174,466
  Tarmac PLC (Building Materials)..............................................        921,500    1,252,949
  Tesco PLC (Merchandising)....................................................        194,000      920,158

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                              SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------------------------------------  -------------  -----------
UNITED KINGDOM (CONTINUED)
  Thorn EMI PLC (Appliances & Household Durables)..............................         56,800  $ 1,322,789
  Tomkins (Multi-Industry).....................................................        364,000    1,435,858
  Unilever PLC (Food & Household Products).....................................         35,000      680,079
  United Biscuits Holdings PLC (Food & Household Products).....................        339,000    1,465,874
  Vickers PLC (Machinery & Engineering)........................................        328,500    1,303,613
  Vodafone Group PLC (Telecommunications)......................................        242,000      990,957
  Willis Corroon Group PLC (Insurance).........................................        601,500    1,198,245
  Yorkshire Electricity Group (Utilities)......................................        139,000    1,948,198
  Yorkshire Water (Business & Public Services).................................        235,000    2,275,692
  Zeneca Group PLC (Health & Personal Care)....................................         55,000    1,024,783
                                                                                                -----------
                                                                                                102,511,996
                                                                                                -----------
UNITED STATES (0.0%)
  U. S. Industries Inc. (Multi-Industry) (A)...................................          4,540       68,100
                                                                                                -----------
    Total Common Stocks (cost $591,067,383)....................................                 582,506,095
                                                                                                -----------
PREFERRED STOCKS (0.3%)
GERMANY (0.3%)
  GEA AG (Machinery)...........................................................          1,355      441,848
  Jungheinrich (Capital Goods).................................................          2,930      539,123
  SAP AG, 9.00 Dem (Computer Software).........................................          6,000      951,407
                                                                                                -----------
                                                                                                  1,932,378
                                                                                                -----------
    Total Preferred Stocks (cost $1,779,770)...................................                   1,932,378
                                                                                                -----------

                                                                                   PRINCIPAL
                                                                                    AMOUNT
                                                                                   (IN FRF)
                                                                                 -------------
CONVERTIBLE BONDS (5.2%)
FRANCE (0.1%)
  Sanofi 4.00%
   due 01/01/00 (Pharmaceuticals)..............................................        372,500      278,036
                                                                                                -----------


                                                                                   PRINCIPAL
                                                                                    AMOUNT
                                                                                   (IN YEN)
                                                                                 -------------
JAPAN (4.7%)
  Bot Cayman Finance 4.25% due 03/31/03 (Banking)..............................  1,090,000,000   12,839,826
  Daiwa International Finance 5.65% due 08/30/96 (Banking).....................      1,750,000    1,850,625
  Izumiya Co. Ltd. 0.80% due 08/31/99 (Retail).................................     80,000,000      855,565
  NEC Corp. 1.90% due 03/30/01 (Electrical & Electronics)......................    700,000,000    9,422,748
  SXL Corp. 2.70% due 03/29/02 (Building & Contractors)........................     60,000,000      664,549
  Toyota Motor Co. 1.70% due 05/31/96 (Automotive).............................     75,000,000      960,457
  Yamanouchi Pharmaceutical 1.25% due 03/31/14 (Health & Personal Care)........    250,000,000    2,776,895

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                    AMOUNT
                             SECURITY DESCRIPTION                                  (IN YEN)        VALUE
-------------------------------------------------------------------------------  -------------  -----------
JAPAN (CONTINUED)
  Yamato Transport 3.90% due 03/30/01 (Transportation).........................    132,000,000  $ 1,548,463
                                                                                                -----------
                                                                                                 30,919,128
                                                                                                -----------

                                                                                   PRINCIPAL
                                                                                    AMOUNT
                                                                                   (IN CHF)
                                                                                 -------------
SWITZERLAND (0.4%)
  Sandoz Capital BVI Ltd. 1.25% due 10/23/02 (Financial Services)..............      2,950,000    2,725,755
                                                                                                -----------
    Total Convertible Bonds (cost $33,791,074).................................                  33,922,919
                                                                                                -----------

                                                                                    SHARES
                                                                                 -------------
WARRANTS(A) (0.1%)
FRANCE (0.0%)
  LaGardere Groupe, Expiring 12/31/96 (Leisure & Tourism)......................         16,000        5,562
                                                                                                -----------
GERMANY (0.1%)
  Veba International, Expiring 04/06/98 (Energy Sources).......................          3,500      498,544
                                                                                                -----------
JAPAN (0.0%)
  Maeda Corp., Expiring 02/05/97 (Construction & Housing)......................             15       15,562
                                                                                                -----------
SWITZERLAND (0.0%)
  Holderbank FN Glarus, Expiring 12/20/95 (Building Materials & Components)....          4,500        5,351
                                                                                                -----------
UNITED KINGDOM (0.0%)
  British Tire & Rubber, Expiring 5/15/96 (Multi-Industry).....................          5,000        5,850
                                                                                                -----------
    Total Warrants (cost $565,020).............................................                     530,869
                                                                                                -----------
                                                                                   PRINCIPAL
                                                                                    AMOUNT
                                                                                    (IN US
                                                                                   DOLLARS)
                                                                                 -------------
TIME DEPOSITS (4.1%)
UNITED STATES (4.1%)
  State Street Bank & Trust Co. (Banking) 5.50% due 11/01/95
   (cost $26,586,000)..........................................................     26,586,000   26,586,000
                                                                                                -----------

TOTAL INVESTMENTS (COST $653,789,247) (98.8%)                                                   645,478,261
                                                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                     LOCAL
                             SECURITY DESCRIPTION                                  CURRENCY        VALUE
-------------------------------------------------------------------------------  -------------  -----------
FOREIGN CURRENCY (1.2%)
  Australian Dollar............................................................  AUD    61,043 $     46,498
  Austrian Schilling...........................................................  ATS    95,844        9,680
  Belgian Franc................................................................  BEF     4,928          170
  British Pound................................................................  GBP   555,545      878,333
  Canadian Dollar..............................................................  CAD         3            2
  Danish Kroner................................................................  DKK    93,655       17,140
  Finish Markka................................................................  FIM     5,667        1,334
  French Franc.................................................................  FRF 7,507,436    1,535,232
  German Mark..................................................................  DEM   203,717      144,726
  Greek Drachma................................................................  GRD    73,093          315
  Hong Kong Dollar.............................................................  HKD   753,587       97,467
  Italian Lira.................................................................  ITL   225,050          141
  Japanese Yen.................................................................  JPY43,863,473      428,794
  Malaysian Ringgit............................................................  MRY   934,153      367,632
  Netherlands Guilder..........................................................  NLG 5,272,006    3,341,365
  Singapore Dollar.............................................................  SGD   835,581      591,353
  Spanish Peseta...............................................................  ESP 4,342,508       35,578
  Swiss Franc..................................................................  CHF   344,626      303,555
                                                                                                -----------
    Total Foreign Currency (Cost $7,821,779)...................................                   7,799,315
                                                                                                -----------
TOTAL INVESTMENTS AND FOREIGN CURRENCY (COST $661,611,026) (100.0%)                             653,277,576
OTHER ASSETS NET OF LIABILITIES (0.0%)                                                               25,380
                                                                                                -----------
NET ASSETS (100.0%)                                                                            $653,302,956
                                                                                                -----------
                                                                                                -----------

------------------------

(A)  Non-Income-Producing Security
     The cost of investments for Federal Income Tax purposes at October 31, 1995, was $654,078,384, the aggregate gross unrealized appreciation and depreciation of investments was $38,928,739, and $47,528,862, respectively, resulting in net unrealized depreciation of $8,600,123.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION
                                                                               PERCENT OF
                                                                            TOTAL INVESTMENTS
                                                                            -----------------
Banking                                                                              14.5%
Energy Sources                                                                        6.4%
Chemicals                                                                             5.7%
Health & Personal Care                                                                5.0%
Electrical & Electronics                                                              5.3%
Short Term Investments                                                                5.3%
Metals, Materials & Paper                                                             4.8%
Utilities                                                                             4.1%
Automotive                                                                            3.9%
Insurance                                                                             3.4%
Financial Services                                                                    3.6%
Food & Household Products                                                             3.1%
Multi-Industry                                                                        3.1%
Retail                                                                                2.9%
Machinery & Engineering                                                               2.8%
Building & Contractors                                                                2.8%
Merchandising                                                                         2.6%
Transportation                                                                        2.2%
Transport & Trade Service                                                             2.0%
Telecommunications                                                                    1.9%
Technology                                                                            1.8%
Capital Goods                                                                         1.4%
Broadcasting & Publishing                                                             1.4%
Beverages & Tobacco                                                                   1.3%
Consumer Electronics                                                                  0.8%
Building Materials                                                                    0.7%
Leisure & Tourism                                                                     0.7%
Pharmaceuticals                                                                       0.6%
Engineering & Construction                                                            0.6%
Business & Public Services                                                            0.6%
Food Processing                                                                       0.6%
Consumer                                                                              0.3%
Materials & Commodities                                                               0.3%
Trade                                                                                 0.3%
Commercial Services                                                                   0.3%
Wholesale & International Trade                                                       0.3%
Metals & Mining                                                                       0.3%
Industrial components                                                                 0.3%
Appliances & Household Durables                                                       0.2%
Textiles & Apparel                                                                    0.2%
Tire & Rubber                                                                         0.2%
Glass & Packaging                                                                     0.2%
Real Estate                                                                           0.2%
Media & Leisure                                                                       0.2%
Forest Products                                                                       0.2%
Construction & Housing                                                                0.2%
Environmental Control                                                                 0.2%
Computer Software                                                                     0.1%
Fishery                                                                               0.1%
                                                                                    -----
                                                                                    100.0%
                                                                                    -----
                                                                                    -----

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments, at Value (Cost $653,789,247)                                    $645,478,261
Foreign Currency, at Value (Cost $7,821,779)                                    7,799,315
Cash                                                                                  435
Receivable for Investments Sold                                                 5,575,338
Dividends and Interest Receivable                                               1,731,676
Unrealized Appreciation on Open Forward Foreign Currency Contracts              1,850,307
Foreign Tax Reclaim Receivable                                                    878,932
Prepaid Expenses                                                                    6,724
                                                                             ------------
    Total Assets                                                              663,320,988
                                                                             ------------

LIABILITIES
Payable for Investments Purchased                                               8,984,332
Advisory Fee Payable                                                              496,411
Custody Fee Payable                                                               468,412
Fund Services Fee Payable                                                           4,462
Administration Fee Payable                                                          3,156
Accrued Expenses and Other Liabilities                                             61,259
                                                                             ------------
    Total Liabilities                                                          10,018,032
                                                                             ------------

NET ASSETS
Applicable to Investors' Beneficial Interests                                $653,302,956
                                                                             ------------
                                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
                                                                                             $  9,441,029
Dividends (Net of Foreign Withholding Tax of $1,425,275)
                                                                                                1,822,564
Interest (Net of Foreign Withholding Tax of $21,444)
                                                                                             ------------
                                                                                               11,263,593
Investment Income

EXPENSES
Advisory Fee                                                                     3,174,965
Custodian Fees and Expenses                                                        637,537
Financial and Fund Accounting Services Fees                                        349,443
Professional Fees                                                                   68,890
Fund Services Fee                                                                   48,442
Administration Fee                                                                  31,500
Trustees' Fees and Expenses                                                         13,943
Miscellaneous                                                                       19,842
                                                                             -------------

Total Expenses                                                                                 (4,344,562)
                                                                                             ------------
                                                                                                6,919,031
NET INVESTMENT INCOME

NET REALIZED GAIN ON
Investment Transactions                                                          9,909,433
Foreign Currency Transactions                                                    5,169,417
                                                                             -------------
                                                                                               15,078,850
Net Realized Gain

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
Investments                                                                    (32,387,251)
Foreign Currency Contracts and Translations                                      4,399,920
                                                                             -------------

Net Change in Unrealized Appreciation (Depreciation)                                          (27,987,331)
                                                                                             ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $ (5,989,450)
                                                                                             ------------
                                                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         FOR THE FISCAL     FOR THE FISCAL
                                                                           YEAR ENDED         YEAR ENDED
                                                                        OCTOBER 31, 1995   OCTOBER 31, 1994
                                                                        -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                                                   $      6,919,031   $      2,975,662
Net Realized Gain on Investments and Foreign Currency Transactions            15,078,850         11,298,758
Net Change in Unrealized Appreciation of Investments and Foreign
 Currency Translations                                                       (27,987,331)         6,493,611
                                                                        -----------------  -----------------
Net Increase (Decrease) in Net Assets Resulting from Operations               (5,989,450)        20,768,031
                                                                        -----------------  -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                                373,795,232        343,552,141
Withdrawals                                                                 (138,078,647)      (124,114,838)
                                                                        -----------------  -----------------
Net Increase from Investors' Transactions                                    235,716,585        219,437,303
                                                                        -----------------  -----------------
Total Increase in Net Assets                                                 229,727,135        240,205,334
NET ASSETS
Beginning of Fiscal Year                                                     423,575,821        183,370,487
                                                                        -----------------  -----------------
End of Fiscal Year                                                      $    653,302,956   $    423,575,821
                                                                        -----------------  -----------------
                                                                        -----------------  -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                  FOR THE PERIOD
                                                                                 OCTOBER 4, 1993
                                         FOR THE FISCAL     FOR THE FISCAL        (COMMENCEMENT
                                           YEAR ENDED         YEAR ENDED      OF OPERATIONS) THROUGH
RATIOS TO AVERAGE NET ASSETS            OCTOBER 31, 1995   OCTOBER 31, 1994      OCTOBER 31, 1993
                                        -----------------  -----------------  ----------------------
  Expenses                                      0.82%              0.95%               0.99% (a)
  Net Investment Income                         1.31%              0.93%               0.43% (a)
  Decrease Reflected in Expense Ratio
   due to Expense Reimbursement                --                 --                   0.17% (a)
Portfolio Turnover                                59%                56%                 54% (b)



------------------------
(a)  Annualized.
(b) Portfolio turnover for the fiscal year ended October 31, 1993, included the portfolio activity of The Pierpont International Equity Fund, Inc. for the period November 1, 1992 through October 3, 1993, prior to conversion when The Pierpont International Equity Fund, Inc. contributed all of its investable assets to the Portfolio.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Non-U.S. Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on October 4, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $160,213,973 on that date from the Pierpont International Equity Fund, Inc. in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $11,116,204 was included in the contributed securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

   The following is a summary of the significant accounting policies of the
   Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and the regulation of foreign securities markets.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rate during the reporting period and gains and losses realized upon settlement of foreign currency transactions are

THE NON-U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------
      reported in the Statement of Operations. Since the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At October 31, 1995, the Portfolio had open foreign currency contracts as follows:

                                                                     U.S. DOLLAR
                                                                      VALUE AT     NET UNREALIZED
OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS           PROCEEDS       10/31/95      APPRECIATION
---------------------------------------------------  -------------  -------------  ---------------
Japanese Yen, 7,900,714,279, expiring 01/30/96       $  80,210,297  $  78,359,990   $   1,850,307

    d)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    e)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.60% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1995, such fees amounted to $3,174,965.

    b)The Portfolio retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined

THE NON-U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------
      by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Portfolio. For the fiscal year ended October 31, 1995, such expenses amounted to $31,500.

    c)During the period November 1, 1994 through August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan received a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, and brokerage costs at 0.15% of the Portfolio's average daily net assets up to $200 million, 0.10% on the next $200 million of average daily net assets, 0.05% of the next $200 million of average daily assets and 0.03% on any excess over $600 million. During the period November 1, 1994, through August 31, 1995, the fee for these services amounted to $349,443. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Portfolio and Morgan which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $48,442 for the fiscal year ended October 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Pierpont Funds, The JPM Institutional Funds, and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1995, an aggregate annual fee of $55,000 was paid to each Trustee. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $6,200.

3.  INVESTMENT TRANSACTIONS

    Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1995, were as follows:

COST OF PURCHASES  PROCEEDS FROM SALES
-----------------  -------------------
 $   544,468,560     $   299,154,541

REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees and Shareholders of
The Non-U.S. Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Non-U.S. Equity Portfolio (the "Portfolio") at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the two years in the period then ended and for the period October 4, 1993 (commencement of operations) through  October 31,  1993, in  conformity with  generally  accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 22, 1995

                     THE PIERPONT INTERNATIONAL EQUITY FUND

THE PIERPONT MONEY MARKET FUND
THE PIERPONT TAX EXEMPT MONEY MARKET FUND
THE PIERPONT TREASURY MONEY MARKET FUND
THE PIERPONT SHORT TERM BOND FUND
THE PIERPONT BOND FUND
THE PIERPONT TAX EXEMPT BOND FUND
THE PIERPONT NEW YORK TOTAL RETURN BOND FUND
THE PIERPONT DIVERSIED FUND
THE PIERPONT EQUITY FUND
THE PIERPONT CAPITAL APPRECIATION FUND
THE PIERPONT INTERNATIONAL EQUITY FUND
THE PIERPONT EMERGING MARKETS EQUITY FUND

FOR MORE INFORMATION ON HOW THE PIERPONT FAMILY OF FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

ANNUAL REPORT
OCTOBER 31, 1995